UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund

Shares	Description	Value (†)
Common Stocks – 54.2% of Net Assets

	Aerospace & Defense – 1.1%
1,386	Boeing Co. (The)	$175,939
11,198	United Technologies Corp.	1,120,920

		1,296,859

	Air Freight & Logistics – 0.3%
6,408	bpost S.A.	177,834
12,269	Royal Mail PLC	84,602
911	United Parcel Service, Inc., Class B	96,083

		358,519

	Auto Components – 0.2%
5,380	Johnson Controls, Inc.	209,659

	Automobiles – 0.5%
4,400	Fuji Heavy Industries Ltd.	155,378
12,797	General Motors Co.	402,210

		557,588

	Banks – 4.2%
14,476	BB&T Corp.	481,617
62,500	BOC Hong Kong Holdings Ltd.	186,702
23,131	JPMorgan Chase & Co.	1,369,818
9,776	PacWest Bancorp	363,178
5,326	PNC Financial Services Group, Inc. (The)	450,420
10,008	U.S. Bancorp	406,225
31,487	Wells Fargo & Co.	1,522,711

		4,780,671

	Beverages – 1.9%
16,853	Britvic PLC	171,757
2,530	Constellation Brands, Inc., Class A	382,258
989	Dr Pepper Snapple Group, Inc.	88,436
14,826	PepsiCo, Inc.	1,519,369

		2,161,820

	Biotechnology – 0.8%
9,508	AbbVie, Inc.	543,097
2,605	Amgen, Inc.	390,568

		933,665

	Capital Markets – 0.2%
344,000	Haitong International Securities Group Ltd.	198,983

	Chemicals – 1.1%
8,372	Dow Chemical Co. (The)	425,800
3,936	E.I. du Pont de Nemours & Co.	249,228
2,047	LyondellBasell Industries NV, Class A	175,182
3,792	PPG Industries, Inc.	422,770

		1,272,980

Shares	Description	Value (†)
Common Stocks – continued

	Commercial Services & Supplies – 1.0%
9,879	Berendsen PLC	$170,399
2,752	Intrum Justitia AB	96,981
19,000	Toppan Printing Co. Ltd.	159,300
18,709	Tyco International PLC	686,807

		1,113,487

	Containers & Packaging – 0.2%
5,536	International Paper Co.	227,197

	Distributors – 0.5%
5,309	Genuine Parts Co.	527,502

	Diversified Financial Services – 0.1%
11,900	ORIX Corp.	169,494

	Diversified Telecommunication Services – 2.5%
7,330	CenturyLink, Inc.	234,267
126,000	HKT Trust & HKT Ltd.	173,472
68,799	Spark New Zealand Ltd.	173,438
41,295	Verizon Communications, Inc.	2,233,233

		2,814,410

	Electric Utilities – 3.0%
18,500	CLP Holdings Ltd.	167,451
2,277	Entergy Corp.	180,520
7,216	Exelon Corp.	258,766
12,441	NextEra Energy, Inc.	1,472,268
17,479	PG&E Corp.	1,043,846
4,814	PPL Corp.	183,269
4,142	SSE PLC	88,640

		3,394,760

	Electrical Equipment – 0.6%
10,375	Eaton Corp. PLC	649,060

	Food & Staples Retailing – 0.8%
5,184	CVS Health Corp.	537,736
10,100	Kroger Co. (The)	386,325

		924,061

	Food Products – 1.1%
1,801	General Mills, Inc.	114,093
5,289	Mead Johnson Nutrition Co.	449,406
12,321	Mondelez International, Inc., Class A	494,319
19,534	Orkla ASA	176,681

		1,234,499

	Gas Utilities – 0.2%
3,838	AmeriGas Partners LP	166,838
15,000	Osaka Gas Co. Ltd.	57,578
9,533	Snam SpA	59,658

		284,074

	Health Care Providers & Services – 0.1%
1,027	Cardinal Health, Inc.	84,163

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Providers & Services – continued
770	HealthSouth Corp.	$28,975
541	Quest Diagnostics, Inc.	38,654

		151,792

	Hotels, Restaurants & Leisure – 1.4%
2,893	Cedar Fair LP	171,989
1,136	Cracker Barrel Old Country Store, Inc.	173,433
2,646	Darden Restaurants, Inc.	175,430
26,760	Hilton Worldwide Holdings, Inc.	602,635
2,733	McDonald’s Corp.	343,483
30,719	William Hill PLC	143,725

		1,610,695

	Household Durables – 0.2%
2,029	Leggett & Platt, Inc.	98,204
515	Whirlpool Corp.	92,875

		191,079

	Household Products – 0.9%
12,744	Procter & Gamble Co. (The)	1,048,959

	Industrial Conglomerates – 1.8%
7,183	Danaher Corp.	681,379
43,321	General Electric Co.	1,377,175

		2,058,554

	Insurance – 0.9%
1,797	Aspen Insurance Holdings Ltd.	85,717
6,743	Assured Guaranty Ltd.	170,598
7,639	MetLife, Inc.	335,657
3,672	Prudential Financial, Inc.	265,192
2,702	RLI Corp.	180,656

		1,037,820

	Internet Software & Services – 0.3%
4,500	Mixi, Inc.	166,894
35,185	Moneysupermarket.com Group PLC	160,364

		327,258

	IT Services – 1.2%
1,662	Accenture PLC, Class A	191,795
3,217	Paychex, Inc.	173,750
8,863	Visa, Inc., Class A	677,842
8,670	Western Union Co. (The)	167,244
16,131	Xerox Corp.	180,022

		1,390,653

	Media – 0.5%
2,299	Comcast Corp., Class A	140,423
2,159	Omnicom Group, Inc.	179,694
11,731	TEGNA, Inc.	275,209

		595,326

Shares	Description	Value (†)
Common Stocks – continued

	Metals & Mining – 0.2%
4,567	Nucor Corp.	$216,019

	Multi-Utilities – 1.2%
9,181	CenterPoint Energy, Inc.	192,067
12,193	National Grid PLC	172,523
9,226	Sempra Energy	959,965

		1,324,555

	Multiline Retail – 0.1%
2,096	Target Corp.	172,459

	Oil, Gas & Consumable Fuels – 4.9%
8,901	Chevron Corp.	849,155
21,703	Delek U.S. Holdings, Inc.	330,754
17,254	Exxon Mobil Corp.	1,442,262
12,407	Hess Corp.	653,229
41,003	Marathon Oil Corp.	456,773
6,315	ONEOK, Inc.	188,566
2,738	PBF Energy, Inc., Class A	90,902
12,279	Plains GP Holdings LP, Class A	106,704
111,180	Scorpio Tankers, Inc.	648,179
4,488	Shell Midstream Partners LP	164,306
3,000	TonenGeneral Sekiyu KK	27,135
5,909	Valero Energy Corp.	379,003
6,052	Western Refining, Inc.	176,053

		5,513,021

	Personal Products – 0.2%
2,300	Pola Orbis Holdings, Inc.	190,515

	Pharmaceuticals – 4.0%
13,872	Bristol-Myers Squibb Co.	886,143
4,500	Daiichi Sankyo Co. Ltd.	99,878
7,126	Eli Lilly & Co.	513,143
14,711	Johnson & Johnson	1,591,730
9,200	Mitsubishi Tanabe Pharma Corp.	159,856
37,550	Pfizer, Inc.	1,112,982
3,500	Takeda Pharmaceutical Co. Ltd.	159,567

		4,523,299

	REITs - Apartments – 1.5%
15,500	American Campus Communities, Inc.	729,895
13,000	Equity Residential	975,390

		1,705,285

	REITs - Diversified – 0.8%
8,840	American Tower Corp.	904,951

	REITs - Health Care – 1.0%
18,300	Ventas, Inc.	1,152,168

	REITs - Office Property – 0.8%
7,100	Boston Properties, Inc.	902,268

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Shopping Centers – 1.3%
9,400	Federal Realty Investment Trust	$1,466,870

	REITs - Warehouse/Industrials – 1.0%
26,400	ProLogis, Inc.	1,166,352

	Road & Rail – 0.5%
18,093	CSX Corp.	465,895
26,710	National Express Group PLC	131,631

		597,526

	Semiconductors & Semiconductor Equipment – 2.4%
47,760	Cypress Semiconductor Corp.	413,601
11,357	Intel Corp.	367,399
5,001	Maxim Integrated Products, Inc.	183,937
19,980	QUALCOMM, Inc.	1,021,777
12,250	Texas Instruments, Inc.	703,395

		2,690,109

	Software – 2.4%
38,227	Microsoft Corp.	2,111,277
13,727	Oracle Corp.	561,572

		2,672,849

	Specialty Retail – 0.4%
10,997	American Eagle Outfitters, Inc.	183,320
1,716	L Brands, Inc.	150,682
10,100	USS Co. Ltd.	161,166

		495,168

	Technology Hardware, Storage & Peripherals – 0.9%
3,777	Apple, Inc.	411,655
21,200	EMC Corp.	564,980

		976,635

	Thrifts & Mortgage Finance – 0.2%
10,912	New York Community Bancorp, Inc.	173,501

	Tobacco – 2.5%
10,766	Altria Group, Inc.	674,597
2,875	British American Tobacco PLC	168,118
3,245	Imperial Brands PLC	179,667
4,000	Japan Tobacco, Inc.	166,490
8,082	Philip Morris International, Inc.	792,925
11,580	Reynolds American, Inc.	582,590
4,811	Swedish Match AB	163,084
7,131	Vector Group Ltd.	162,872

		2,890,343

	Transportation Infrastructure – 0.2%
59,200	SATS Ltd.	173,425

	Wireless Telecommunication Services – 0.1%
7,300	NTT DOCOMO, Inc.	165,939

	Total Common Stocks (Identified Cost $58,534,860)	61,594,681

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 28.1%

	Aerospace & Defense – 1.5%
$1,750,000	KLX, Inc., 5.875%, 12/01/2022, 144A	$1,741,250

	Banking – 2.8%
850,000	Credit Suisse Group AG, (fixed rate to 12/11/2023, variable rate thereafter), 7.500%, 144A(b)	835,975
1,400,000	Deutsche Bank AG, (fixed rate to 4/30/2025, variable rate thereafter), 7.500%(b)	1,200,500
1,140,000	UBS Group AG, (fixed rate to 8/07/2025, variable rate thereafter), 6.875%(b)	1,096,687

		3,133,162

	Building Materials – 0.5%
550,000	Cemex SAB de CV, 6.500%, 12/10/2019, 144A	565,813

	Cable Satellite – 1.5%
1,100,000	Cablevision Systems Corp., 7.750%, 4/15/2018	1,144,682
535,000	Comcast Corp., 3.150%, 3/01/2026	557,021

		1,701,703

	Chemicals – 1.2%
350,000	Hexion, Inc., 8.875%, 2/01/2018	239,750
575,000	Koppers, Inc., 7.875%, 12/01/2019	574,281
600,000	PQ Corp., 8.750%, 11/01/2018, 144A	562,500

		1,376,531

	Electric – 0.2%
250,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	278,125

	Independent Energy – 1.8%
570,000	Rice Energy, Inc., 6.250%, 5/01/2022	495,900
400,000	Southwestern Energy Co., 7.500%, 2/01/2018	335,000
100,000	Whiting Petroleum Corp., 6.500%, 10/01/2018	68,000
1,230,000	WPX Energy, Inc., 5.250%, 1/15/2017	1,211,550

		2,110,450

	Integrated Energy – 0.3%
330,000	Exxon Mobil Corp., 4.114%, 3/01/2046	349,899

	Media Entertainment – 0.5%
550,000	Viacom, Inc., 5.850%, 9/01/2043	528,848

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Metals & Mining – 3.1%
$ 550,000	ArcelorMittal, 10.850%, 6/01/2019	$614,625
1,020,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.750%, 2/01/2022	785,400
440,000	Glencore Finance Canada Ltd., 2.700%, 10/25/2017, 144A	431,200
1,200,000	Glencore Finance Canada Ltd., 5.800%, 11/15/2016, 144A	1,214,881
550,000	United States Steel Corp., 6.050%, 6/01/2017	537,435

		3,583,541

	Midstream – 0.7%
275,000	Magellan Midstream Partners LP, 5.000%, 3/01/2026	297,393
85,000	Plains All American Pipeline LP/PAA Finance Corp., 3.600%, 11/01/2024	73,301
465,000	Plains All American Pipeline LP/PAA Finance Corp., 6.650%, 1/15/2037	430,230

		800,924

	Refining – 1.6%
2,000,000	Western Refining, Inc., 6.250%, 4/01/2021	1,775,000

	Technology – 3.7%
1,700,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,806,250
370,000	Apple, Inc., 4.650%, 2/23/2046	403,912
535,000	International Business Machines Corp., 4.700%, 2/19/2046	588,734
690,000	Western Digital Corp., 7.375%, 4/01/2023, 144A(c)	703,800
675,000	Western Digital Corp., 10.500%, 4/01/2024, 144A(c)	676,687

		4,179,383

	Wireless – 4.6%
4,675,000	Sprint Communications, Inc., 6.000%, 12/01/2016	4,645,781
550,000	T-Mobile USA, Inc., 6.000%, 4/15/2024	556,875

		5,202,656

	Wirelines – 4.1%
1,100,000	AT&T, Inc., 3.400%, 5/15/2025	1,102,578
1,355,000	Frontier Communications Corp., 8.875%, 9/15/2020, 144A	1,407,506
920,000	Frontier Communications Corp., 10.500%, 9/15/2022, 144A	943,000
1,100,000	Verizon Communications, Inc., 4.862%, 8/21/2046	1,159,973

		4,613,057

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Total Bonds and Notes (Identified Cost $32,017,658)	31,940,342

Shares
Preferred Stocks – 6.8%

Non-Convertible Preferred Stocks – 6.0%

	Banking – 4.2%
64,000	Bank of America Corp., Series CC, 6.200%	$1,665,280
39,418	Citigroup, Inc., Series L, 6.875%	1,070,199
32,000	Goldman Sachs Group, Inc. (The), Series N, 6.300%	838,400
48,000	JPMorgan Chase & Co., Series BB, 6.150%	1,252,320

		4,826,199

	Consumer Cyclical Services – 0.5%
22,000	eBay, Inc., 6.000%	554,400

	Finance Companies – 0.5%
22,000	Charles Schwab Corp., Series D, 5.950%	573,100

	REITs - Storage – 0.8%
35,400	Public Storage, Series B, 5.400%	904,824

	Total Non-Convertible Preferred Stocks (Identified Cost $6,667,939)	6,858,523

Convertible Preferred Stock – 0.8%

	Metals & Mining – 0.8%
26,500	Alcoa, Inc., Series 1, 5.375% (Identified Cost $846,031)	874,235

	Total Preferred Stocks (Identified Cost $7,513,970)	7,732,758

Exchange-Traded Funds – 5.2%
422,000	Alerian MLP ETF	4,599,800
15,500	iShares® iBoxx $ High Yield Corporate Bond ETF	1,266,195
	Total Exchange-Traded Funds (Identified Cost $5,695,076)	5,865,995

Principal Amount (‡)
Senior Loans – 2.7%

	Airlines – 2.7%
$3,063,636	Gol LuxCo S.A., 1st Lien Term Loan, 6.500%, 8/31/2020(d) (Identified Cost $3,006,324)	3,048,318

Shares	Description	Value (†)
Closed-End Investment Companies – 0.8%
56,557	Prudential Short Duration High Yield Fund, Inc. (Identified Cost $828,378)	$870,978

Principal Amount (‡)
Short-Term Investments – 8.2%
$ 9,338,259	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $9,338,267 on 4/01/2016 collateralized by $9,400,000 U.S. Treasury Note, 1.75% due 9/30/2022 valued at $9,529,250 including accrued interest(e) (Identified Cost $9,338,259)	9,338,259

	Total Investments – 106.0% (Identified Cost $116,934,525)(a)	120,391,331
	Other assets less liabilities – (6.0)%	(6,845,598)

	Net Assets – 100.0%	$113,545,733

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Bilateral interest rate swaps are valued based on prices supplied by an independent pricing source.

Centrally cleared interest rate swaps are valued at settlement prices of the clearinghouse on which the contracts were traded, if available, or prices obtained from broker-dealers.

Interest rate swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available, or prices obtained from broker-dealers.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2016, $4,884,853 of the Fund’s investments, or 4.3% of the Fund’s net assets, were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2016, the net unrealized appreciation on investments based on a cost of $116,935,132 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,086,653
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,630,454)

Net unrealized appreciation	$3,456,199

At December 31, 2015, the Fund had a short-term capital loss carryforward of $1,209,090 which expires on December 31, 2017. At December 31, 2015, late- year ordinary and post-October capital loss deferrals were $3,169. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Perpetual bond with no specified maturity date.
(c)	When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(d)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of Rule 144A holdings amounted to $9,360,737 or 8.2% of net assets.
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$96,083	$262,436	$—	$358,519
Automobiles	402,210	155,378	—	557,588
Banks	4,593,969	186,702	—	4,780,671
Beverages	1,990,063	171,757	—	2,161,820
Capital Markets	—	198,983	—	198,983
Commercial Services & Supplies	686,807	426,680	—	1,113,487
Diversified Financial Services	—	169,494	—	169,494
Diversified Telecommunication Services	2,640,972	173,438	—	2,814,410
Electric Utilities	3,138,669	256,091	—	3,394,760
Food Products	1,057,818	176,681	—	1,234,499
Gas Utilities	166,838	117,236	—	284,074
Hotels, Restaurants & Leisure	1,466,970	143,725	—	1,610,695
Internet Software & Services	—	327,258	—	327,258
Multi-Utilities	1,152,032	172,523	—	1,324,555
Oil, Gas & Consumable Fuels	5,485,886	27,135	—	5,513,021
Personal Products	—	190,515	—	190,515
Pharmaceuticals	4,103,998	419,301	—	4,523,299
Road & Rail	465,895	131,631	—	597,526
Specialty Retail	334,002	161,166	—	495,168
Tobacco	2,212,984	677,359	—	2,890,343
Transportation Infrastructure	—	173,425	—	173,425
Wireless Telecommunication Services	—	165,939	—	165,939
All Other Common Stocks*	26,714,632	—	—	26,714,632

Total Common Stocks	56,709,828	4,884,853	—	61,594,681

Bonds and Notes *	—	31,940,342	—	31,940,342
Preferred Stocks
Non-Convertible Preferred Stocks
Banking	2,322,519	2,503,680	—	4,826,199
Consumer Cyclical Services	—	554,400	—	554,400
REITs - Storage	—	904,824	—	904,824
All Other Non-Convertible Preferred Stocks*	573,100	—	—	573,100
Convertible Preferred Stock*
Metals & Mining	874,235	—	—	874,235

Total Preferred Stocks	3,769,854	3,962,904	—	7,732,758

Exchange-Traded Funds	5,865,995	—	—	5,865,995
Senior Loans*	—	3,048,318	—	3,048,318
Closed-End Investment Companies	870,978	—	—	870,978
Short-Term Investments	—	9,338,259	—	9,338,259

Total	$67,216,655	$53,174,676	$—	$120,391,331

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2016 (Unaudited)

Banking	7.0%
Exchange-Traded Funds	5.2
Oil, Gas & Consumable Fuels	4.9
Wireless	4.6
Banks	4.2
Metals & Mining	4.1
Wirelines	4.1
Pharmaceuticals	4.0
Technology	3.7
Electric Utilities	3.0
Airlines	2.7
Aerospace & Defense	2.6
Tobacco	2.5
Diversified Telecommunication Services	2.5

Semiconductors & Semiconductor Equipment	2.4
Software	2.4
Chemicals	2.3
Other Investments, less than 2% each	35.6
Short-Term Investments	8.2

Total Investments	106.0
Other assets less liabilities	(6.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2016 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks – 97.6% of Net Assets

	Belgium – 2.7%
5,345	KBC Groep NV	$275,255

	Canada – 2.2%
8,600	AltaGas Ltd.	221,167

	Denmark – 6.7%
1,228	Coloplast AS, Series B	92,926
5,986	Novo Nordisk AS, Class B	324,163
2,132	Novozymes AS	95,741
2,182	Vestas Wind Systems AS	153,743

		666,573

	France – 6.2%
2,399	Essilor International S.A.	295,594
982	L’Oreal S.A.	175,666
948	Valeo S.A.	147,413

		618,673

	Germany – 4.6%
1,184	Allianz SE, (Registered)	192,287
10,420	Deutsche Telekom AG	186,813
1,257	Symrise AG	84,159

		463,259

	Hong Kong – 1.4%
17,000	AIA Group Ltd.	96,628
72,000	Beijing Enterprises Water Group Ltd.	45,155

		141,783

	Ireland – 3.6%
3,700	Eaton Corp. PLC	231,472
1,700	Medtronic PLC	127,500

		358,972

	Italy – 0.5%
891	Luxottica Group S.p.A.	49,083

	Japan – 3.0%
900	Rinnai Corp.	79,505
4,100	Toyota Motor Corp.	217,445

		296,950

	Netherlands – 5.1%
1,346	ASML Holding NV	135,454
2,487	Gemalto NV	183,571
4,164	Unilever NV	187,208

		506,233

	Singapore – 1.6%
47,000	Raffles Medical Group Ltd.	157,201

Shares	Description	Value (†)
Common Stocks – continued

	Spain – 1.3%
4,511	Enagas S.A.	$135,396

	Switzerland – 1.6%
2,418	Cie Financiere Richemont S.A., (Registered)	159,710

	United Kingdom – 5.1%
4,493	Halma PLC	58,728
64,091	Legal & General Group PLC	215,952
12,513	Prudential PLC	232,847

		507,527

	United States – 52.0%
667	Alphabet, Inc., Class A(b)	508,854
400	Amazon.com, Inc.(b)	237,456
3,900	American Water Works Co., Inc.	268,827
3,500	Criteo S.A., Sponsored ADR(b)	144,970
5,600	Danaher Corp.	531,216
2,100	Delphi Automotive PLC	157,574
3,900	Ellie Mae, Inc.(b)	353,496
1,900	Gilead Sciences, Inc.	174,534
2,700	Hain Celestial Group, Inc. (The)(b)	110,457
2,200	Illumina, Inc.(b)	356,642
1,200	International Flavors & Fragrances, Inc.	136,524
4,800	MasterCard, Inc., Class A	453,600
5,000	Microsoft Corp.	276,150
1,900	NextEra Energy, Inc.	224,846
2,200	Roper Technologies, Inc.	402,094
3,500	Thermo Fisher Scientific, Inc.	495,565
2,400	United Natural Foods, Inc.(b)	96,720
3,400	Visa, Inc., Class A	260,032

		5,189,557

	Total Common Stocks (Identified Cost $9,759,749)	9,747,339

Principal Amount
Short-Term Investments – 100.2%
$10,002,000	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2016 at 0.030% to be repurchased at $10,002,008 on 4/01/2016 collateralized by $9,260,000 U.S. Treasury Note, 3.125% due 5/15/2021 valued at $10,202,316 including accrued interest(c) (Identified Cost $10,002,000)	10,002,000

	Total Investments – 197.8% (Identified Cost $19,761,749)(a)	19,749,339
	Other assets less liabilities – (97.8)%	(9,763,758)

	Net Assets – 100.0%	$9,985,581

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2016, $4,135,217 of the Fund’s investments, or 41.4% of the Fund’s net assets, were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At March 31, 2016, the net unrealized depreciation on investments based on a cost of $19,761,749 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,268
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,678)

Net unrealized depreciation	$(12,410)

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$275,255	$—	$275,255
Denmark	—	666,573	—	666,573
France	—	618,673	—	618,673
Germany	—	463,259	—	463,259
Hong Kong	—	141,783	—	141,783
Italy	—	49,083	—	49,083
Japan	—	296,950	—	296,950
Netherlands	—	506,233	—	506,233
Singapore	—	157,201	—	157,201
Spain	—	135,396	—	135,396
Switzerland	—	159,710	—	159,710
United Kingdom	—	507,527	—	507,527
United States	5,031,983	157,574	—	5,189,557
All Other Common Stocks*	580,139	—	—	580,139

Total Common Stocks	5,612,122	4,135,217		9,747,339

Short-Term Investments	—	10,002,000	—	10,002,000

Total	$5,612,122	$14,137,217	$—	$19,749,339

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2016 (Unaudited)

Industrial Conglomerates	9.3%
Life Sciences Tools & Services	8.6
Software	8.1
Insurance	7.4
IT Services	7.1
Internet Software & Services	6.5
Health Care Equipment & Supplies	5.2
Electrical Equipment	3.8
Personal Products	3.6
Pharmaceuticals	3.3
Chemicals	3.2
Water Utilities	3.1
Auto Components	3.1
Banks	2.8
Internet & Catalog Retail	2.4
Electric Utilities	2.2
Oil, Gas & Consumable Fuels	2.2
Automobiles	2.2
Textiles, Apparel & Luxury Goods	2.1

Other Investments, less than 2% each	11.4
Short-Term Investments	100.2

Total Investments	197.8
Other assets less liabilities	(97.8)

Net Assets	100.0%

Currency Exposure Summary at March 31, 2016 (Unaudited)

United States Dollar	155.7%
Euro	20.5
Danish Krone	6.7
British Pound	5.1
Japanese Yen	3.0
Canadian Dollar	2.2
Other, less than 2% each	4.6

Total Investments	197.8
Other assets less liabilities	(97.8)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2016 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks – 99.0% of Net Assets

	Australia – 2.9%
2,890,268	AMP Ltd.	$12,811,299
1,459,626	Orica Ltd.	17,168,104

		29,979,403

	China – 1.5%
81,800	Baidu, Inc., Sponsored ADR(b)	15,613,984

	France – 12.8%
792,600	BNP Paribas S.A.(c)	39,820,681
808,100	Bureau Veritas S.A.	17,966,814
134,923	Danone	9,573,086
107,200	Kering	19,139,783
68,450	LVMH Moet Hennessy Louis Vuitton SE	11,696,483
58,100	Pernod-Ricard S.A.	6,469,586
183,800	Safran S.A.	12,829,222
80,800	Valeo S.A.	12,564,274

		130,059,929

	Germany – 8.8%
168,150	Allianz SE, (Registered)	27,308,393
315,100	Bayerische Motoren Werke AG	28,927,989
435,900	Daimler AG, (Registered)	33,360,557

		89,596,939

	Hong Kong – 1.4%
866,800	Melco Crown Entertainment Ltd., Sponsored ADR	14,310,868

	Indonesia – 2.1%
27,166,600	Bank Mandiri Persero Tbk PT	21,092,490

	Ireland – 1.4%
806,831	Experian PLC	14,401,494

	Israel – 0.3%
29,000	Check Point Software Technologies Ltd.(b)	2,536,630

	Italy – 5.7%
443,400	Exor SpA	15,864,489
7,856,100	Intesa Sanpaolo SpA	21,722,222
5,893,000	Prada SpA	20,262,268

		57,848,979

	Japan – 18.8%
5,549,000	Daiwa Securities Group, Inc.	34,106,421
1,145,900	Honda Motor Co. Ltd.(c)	31,330,156
1,140,900	Komatsu Ltd.	19,396,377
7,671,500	Nomura Holdings, Inc.	34,263,589
744,800	Omron Corp.	22,152,284
793,600	Sumitomo Mitsui Financial Group, Inc.	24,091,839

Shares	Description	Value (†)
Common Stocks – continued

Japan – continued
497,900	Toyota Motor Corp.	$26,406,321

		191,746,987

	Korea – 2.2%
19,255	Samsung Electronics Co. Ltd.	22,097,163

	Mexico – 1.3%
495,300	Grupo Televisa SAB, Sponsored ADR	13,600,938

	Netherlands – 2.5%
56,231	Akzo Nobel NV	3,833,095
78,500	ASML Holding NV	7,899,800
478,344	Koninklijke Philips NV	13,624,818

		25,357,713

	Sweden – 4.4%
532,300	Atlas Copco AB, B Shares	12,526,747
439,500	Hennes & Mauritz AB, B Shares	14,628,379
991,400	SKF AB, B Shares	17,871,557

		45,026,683

	Switzerland – 16.9%
340,400	Cie Financiere Richemont S.A., (Registered)	22,483,566
3,056,887	Credit Suisse Group AG, (Registered)(c)	43,169,186
21,414,800	Glencore PLC	48,150,282
71,700	Kuehne & Nagel International AG, (Registered)	10,189,746
669,195	LafargeHolcim Ltd., (Registered)	31,425,136
21,000	Nestle S.A., (Registered)	1,567,035
44,970	Swatch Group AG (The)	15,515,034

		172,499,985

	Taiwan – 0.4%
741,000	Taiwan Semiconductor Manufacturing Co. Ltd.	3,695,984

	United Kingdom – 13.9%
1,347,200	Ashtead Group PLC	16,682,306
440,300	Burberry Group PLC	8,607,790
4,271,900	CNH Industrial NV	29,002,757
506,800	Diageo PLC	13,665,374
3,614,300	G4S PLC	9,862,557
21,614,800	Lloyds Banking Group PLC	21,052,744
1,557,904	Meggitt PLC	9,081,954
310,689	Schroders PLC	11,944,322
100	Schroders PLC, (Non Voting)	2,897
905,500	Smiths Group PLC	13,962,973
97,800	Wolseley PLC	5,520,718
112,700	WPP PLC	2,623,148

		142,009,540

	United States – 1.7%
149,642	Willis Towers Watson PLC	17,756,520

	Total Common Stocks (Identified Cost $1,181,953,696)	1,009,232,229

Principal Amount	Description	Value (†)
Short-Term Investments – 0.6%
$6,045,570	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $6,045,574 on 4/01/2016 collateralized by $6,085,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $6,168,669 including accrued interest(d) (Identified Cost $6,045,570)	$6,045,570

	Total Investments – 99.6% (Identified Cost $1,187,999,266)(a)	1,015,277,799
	Other assets less liabilities – 0.4%	3,959,003

	Net Assets – 100.0%	$1,019,236,802

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2016, $945,413,290 of the Fund’s investments, or 92.8% of the Fund’s net assets, were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2016, the net unrealized depreciation on investments based on a cost of $1,187,999,266 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$19,683,110
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(192,404,577)

Net unrealized depreciation	$(172,721,467)

At December 31, 2015, late-year ordinary and post-October capital loss deferrals were $2,438,773. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	12/21/2016	Australian Dollar	4,193,000	$3,178,338	$(93,296)
Sell[1]	9/21/2016	Swiss Franc	31,131,000	32,638,967	(867,453)

Total					$(960,749)

[1]	Counterparty is State Street Bank and Trust

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$29,979,403	$—	$29,979,403
France	—	130,059,929	—	130,059,929
Germany	—	89,596,939	—	89,596,939
Indonesia	—	21,092,490	—	21,092,490
Ireland	—	14,401,494	—	14,401,494
Italy	—	57,848,980	—	57,848,980
Japan	—	191,746,987	—	191,746,987
Korea	—	22,097,163	—	22,097,163
Netherlands	—	25,357,713	—	25,357,713
Sweden	—	45,026,683	—	45,026,683
Switzerland	—	172,499,985	—	172,499,985
Taiwan	—	3,695,984	—	3,695,984
United Kingdom	—	142,009,540	—	142,009,540
All Other Common Stocks*	63,818,939	—	—	63,818,939

Total Common Stocks	63,818,939	945,413,290	—	1,009,232,229

Short-Term Investments	—	6,045,570	—	6,045,570

Total	$63,818,939	$951,458,860	$—	$1,015,277,799

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(960,749)	$—	$(960,749)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $18,325,211 was transferred from Level 1 to Level 2 during the period ended March 31, 2016. At September 30, 2015, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At March 31, 2016, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holding of foreign securities. During the period ended March 31, 2016, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of March 31, 2016:

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(960,749)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement (under Dodd Frank Protocol 2.0) between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, to one net amount payable by either the Fund or the counterparty.

Industry Summary at March 31, 2016 (Unaudited)

Banks	12.6%
Capital Markets	12.0
Automobiles	11.8
Textiles, Apparel & Luxury Goods	9.6
Machinery	7.7
Insurance	5.7
Metals & Mining	4.7
Professional Services	3.2
Construction Materials	3.1
Industrial Conglomerates	2.7
Electronic Equipment, Instruments & Components	2.2
Technology Hardware, Storage & Peripherals	2.2
Aerospace & Defense	2.2
Trading Companies & Distributors	2.1
Chemicals	2.1
Other Investments, less than 2% each	15.1
Short-Term Investments	0.6

Total Investments	99.6
Other assets less liabilities (including forward foreign currency contracts)	0.4

Net Assets	100.0%

Currency Exposure Summary at March 31, 2016 (Unaudited)

Euro	30.6%
Japanese Yen	18.8
British Pound	17.2
Swiss Franc	12.2
United States Dollar	6.8
Swedish Krona	4.4
Australian Dollar	2.9
South Korean Won	2.2
Indonesian Rupiah	2.1
Hong Kong Dollar	2.0
Other, less than 2% each	0.4

Total Investments	99.6
Other assets less liabilities (including forward foreign currency contracts)	0.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2016 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks – 97.9% of Net Assets

	Air Freight & Logistics – 4.5%
252,111	Expeditors International of Washington, Inc.	$12,305,538
48,400	FedEx Corp.	7,875,648
43,899	United Parcel Service, Inc., Class B	4,630,027

		24,811,213

	Automobiles – 1.3%
231,700	General Motors Co.	7,282,331

	Banks – 5.8%
872,200	Bank of America Corp.	11,792,144
242,700	Citigroup, Inc.	10,132,725
162,700	JPMorgan Chase & Co.	9,635,094

		31,559,963

	Beverages – 6.4%
163,605	Coca-Cola Co. (The)	7,589,636
51,600	Diageo PLC, Sponsored ADR	5,566,092
120,261	Monster Beverage Corp.(b)	16,040,412
95,159	SABMiller PLC, Sponsored ADR	5,814,215

		35,010,355

	Biotechnology – 0.8%
28,155	Amgen, Inc.	4,221,279

	Capital Markets – 2.4%
155,941	Greenhill & Co., Inc.	3,461,890
222,294	SEI Investments Co.	9,569,757

		13,031,647

	Chemicals – 1.2%
72,700	Monsanto Co.	6,378,698

	Communications Equipment – 2.7%
514,773	Cisco Systems, Inc.	14,655,587

	Consumer Finance – 1.8%
27,072	American Express Co.	1,662,221
118,700	Capital One Financial Corp.	8,227,097

		9,889,318

	Diversified Financial Services – 2.0%
39,694	FactSet Research Systems, Inc.	6,014,832
69,402	MSCI, Inc.	5,141,300

		11,156,132

	Energy Equipment & Services – 2.5%
165,700	Halliburton Co.	5,918,804
102,354	Schlumberger Ltd.	7,548,608

		13,467,412

Shares	Description	Value (†)
Common Stocks – continued

	Food Products – 1.5%
564,903	Danone, Sponsored ADR	$8,027,272

	Health Care Equipment & Supplies – 1.6%
112,411	Varian Medical Systems, Inc.(b)	8,995,128

	Health Care Providers & Services – 1.4%
60,300	UnitedHealth Group, Inc.	7,772,670

	Health Care Technology – 1.0%
106,984	Cerner Corp.(b)	5,665,873

	Hotels, Restaurants & Leisure – 1.2%
79,998	Yum! Brands, Inc.	6,547,836

	Household Durables – 1.8%
53,750	Whirlpool Corp.	9,693,275

	Household Products – 1.2%
80,373	Procter & Gamble Co. (The)	6,615,502

	Industrial Conglomerates – 2.2%
381,000	General Electric Co.	12,111,990

	Insurance – 4.8%
137,800	Aflac, Inc.	8,700,692
178,400	American International Group, Inc.	9,642,520
74,600	Aon PLC	7,791,970

		26,135,182

	Internet & Catalog Retail – 4.3%
28,302	Amazon.com, Inc.(b)	16,801,199
277,900	Liberty Interactive Corp./QVC Group, Class A(b)	7,016,975

		23,818,174

	Internet Software & Services – 11.0%
164,454	Alibaba Group Holding Ltd., Sponsored ADR(b)	12,996,800
29,386	Alphabet, Inc., Class A(b)	22,418,579
10,017	Alphabet, Inc., Class C(b)	7,462,164
154,585	Facebook, Inc., Class A(b)	17,638,149

		60,515,692

	IT Services – 6.3%
33,058	Automatic Data Processing, Inc.	2,965,633
107,500	MasterCard, Inc., Class A	10,158,750
280,879	Visa, Inc., Class A	21,481,626

		34,606,009

	Machinery – 3.0%
104,900	Caterpillar, Inc.	8,029,046
74,900	Cummins, Inc.	8,234,506

		16,263,552

	Media – 1.2%
499,000	News Corp., Class A	6,372,230

Shares	Description	Value (†)
Common Stocks – continued

	Metals & Mining – 0.4%
32,534	Compass Minerals International, Inc.	$2,305,359

	Oil, Gas & Consumable Fuels – 1.8%
206,500	Apache Corp.	10,079,265

	Pharmaceuticals – 3.0%
45,052	Merck & Co., Inc.	2,383,701
66,363	Novartis AG, Sponsored ADR	4,807,336
167,342	Novo Nordisk AS, Sponsored ADR	9,068,263

		16,259,300

	Semiconductors & Semiconductor Equipment – 7.7%
16,172	Analog Devices, Inc.	957,221
148,394	ARM Holdings PLC, Sponsored ADR	6,483,334
290,200	Intel Corp.	9,387,970
23,888	Linear Technology Corp.	1,064,449
299,693	QUALCOMM, Inc.	15,326,300
156,100	Texas Instruments, Inc.	8,963,262

		42,182,536

	Software – 8.3%
142,970	Autodesk, Inc.(b)	8,336,581
256,575	Microsoft Corp.	14,170,637
559,612	Oracle Corp.	22,893,727

		45,400,945

	Technology Hardware, Storage & Peripherals – 1.6%
81,400	Apple, Inc.	8,871,786

	Textiles, Apparel & Luxury Goods – 1.2%
115,457	adidas AG, Sponsored ADR	6,741,534

	Total Common Stocks (Identified Cost $468,997,809)	536,445,045

Principal Amount
Short-Term Investments – 2.1%
$11,725,407	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $11,725,417 on 4/01/2016 collateralized by $11,775,000 U.S. Treasury Note, 1.75% due 3/31/2022 valued at $11,966,344 including accrued interest(c) (Identified Cost $11,725,407)	11,725,407

Total Investments – 100.0% (Identified Cost $480,723,216)(a)	548,170,452
Other assets less liabilities – (0.0)%	(67,209)

Net Assets – 100.0%	$548,103,243

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2016, the net unrealized appreciation on investments based on a cost of $480,723,216 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$96,787,012
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(29,339,776)

Net unrealized appreciation	$67,447,236

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$536,445,045	$—	$—	$536,445,045
Short-Term Investments	—	11,725,407	—	11,725,407

Total	$536,445,045	$11,725,407	$—	$548,170,452

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

Investment Summary at March 31, 2016 (Unaudited)

Internet Software & Services	11.0%
Software	8.3
Semiconductors & Semiconductor Equipment	7.7
Beverages	6.4
IT Services	6.3
Banks	5.8
Insurance	4.8
Air Freight & Logistics	4.5
Internet & Catalog Retail	4.3
Machinery	3.0
Pharmaceuticals	3.0
Communications Equipment	2.7
Energy Equipment & Services	2.5
Capital Markets	2.4
Industrial Conglomerates	2.2
Diversified Financial Services	2.0
Other Investments, less than 2% each	21.0
Short-Term Investments	2.1

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2016 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 89.5% of Net Assets

	Aerospace & Defense – 0.9%
151,200	Engility Holdings, Inc.(b)	$2,836,512

	Banks – 11.1%
69,200	Capital Bank Financial Corp., Class A	2,134,820
170,150	First Financial Bancorp	3,093,327
153,775	First Merchants Corp.	3,624,477
183,280	FirstMerit Corp.	3,858,044
48,950	Lakeland Financial Corp.	2,240,931
125,725	Prosperity Bancshares, Inc.	5,832,382
212,125	Union Bankshares Corp.	5,224,639
205,750	Webster Financial Corp.	7,386,425

		33,395,045

	Building Products – 1.0%
21,575	Lennox International, Inc.	2,916,724

	Capital Markets – 0.2%
74,450	FS Investment Corp.	682,707

	Commercial Services & Supplies – 4.4%
210,575	KAR Auction Services, Inc.	8,031,331
42,375	Multi-Color Corp.	2,260,706
92,100	Team, Inc.(b)	2,797,998

		13,090,035

	Consumer Finance – 1.7%
112,325	First Cash Financial Services, Inc.	5,173,690

	Containers & Packaging – 5.4%
454,650	Graphic Packaging Holding Co.	5,842,253
188,775	Multi Packaging Solutions International Ltd.(b)	3,063,818
137,000	Silgan Holdings, Inc.	7,284,290

		16,190,361

	Diversified Consumer Services – 0.8%
62,075	ServiceMaster Global Holdings, Inc.(b)	2,338,986

	Electric Utilities – 1.4%
90,300	El Paso Electric Co.	4,142,964

	Electrical Equipment – 2.3%
135,700	Franklin Electric Co., Inc.	4,365,469
151,475	Thermon Group Holdings, Inc.(b)	2,659,901

		7,025,370

	Electronic Equipment, Instruments & Components – 0.6%
14,975	Littelfuse, Inc.	1,843,572

	Energy Equipment & Services – 2.7%
292,225	Forum Energy Technologies, Inc.(b)	3,857,370
303,700	Newpark Resources, Inc.(b)	1,311,984

Shares	Description	Value (†)
Common Stocks – continued

	Energy Equipment & Services – continued
228,750	Superior Energy Services, Inc.	$3,062,962

		8,232,316

	Gas Utilities – 1.3%
56,650	Laclede Group, Inc. (The)	3,838,038

	Health Care Equipment & Supplies – 1.5%
48,425	Integra LifeSciences Holdings Corp.(b)	3,261,908
7,975	Teleflex, Inc.	1,252,155

		4,514,063

	Health Care Providers & Services – 4.7%
80,800	Amsurg Corp.(b)	6,027,680
129,425	Civitas Solutions, Inc.(b)	2,255,878
190,125	Surgery Partners, Inc.(b)	2,521,057
72,400	Surgical Care Affiliates, Inc.(b)	3,350,672

		14,155,287

	Household Durables – 2.2%
132,054	CalAtlantic Group, Inc.	4,413,245
86,025	La-Z-Boy, Inc.	2,300,308

		6,713,553

	Insurance – 11.0%
128,525	Aspen Insurance Holdings Ltd.	6,130,643
190,100	Brown & Brown, Inc.	6,805,580
208,125	CNO Financial Group, Inc.	3,729,600
196,125	First American Financial Corp.	7,474,324
74,816	RenaissanceRe Holdings Ltd.	8,965,201

		33,105,348

	Internet & Catalog Retail – 1.0%
60,425	HSN, Inc.	3,160,832

	IT Services – 7.2%
326,400	Booz Allen Hamilton Holding Corp.	9,883,392
76,825	Broadridge Financial Solutions, Inc.	4,556,491
66,525	CACI International, Inc., Class A(b)	7,098,217

		21,538,100

	Life Sciences Tools & Services – 4.8%
143,550	Albany Molecular Research, Inc.(b)	2,194,880
45,725	PRA Health Sciences, Inc.(b)	1,955,201
378,425	VWR Corp.(b)	10,240,180

		14,390,261

	Machinery – 2.7%
197,975	Hillenbrand, Inc.	5,929,351
36,175	Lincoln Electric Holdings, Inc.	2,118,770

		8,048,121

	Marine – 1.5%
75,975	Kirby Corp.(b)	4,580,533

Shares	Description	Value (†)
Common Stocks – continued

	Metals & Mining – 2.0%
85,575	Reliance Steel & Aluminum Co.	$5,920,934

	Multi-Utilities – 5.0%
121,075	NorthWestern Corp.	7,476,381
147,050	Vectren Corp.	7,434,848

		14,911,229

	Oil, Gas & Consumable Fuels – 0.9%
332,125	Laredo Petroleum, Inc.(b)	2,633,751

	Professional Services – 4.3%
41,900	Dun & Bradstreet Corp. (The)	4,319,052
111,025	ICF International, Inc.(b)	3,815,929
169,075	TransUnion(b)	4,668,161

		12,803,142

	REITs - Hotels – 1.1%
153,350	Hersha Hospitality Trust	3,272,489

	Semiconductors & Semiconductor Equipment – 1.6%
108,175	Silicon Laboratories, Inc.(b)	4,863,548

	Software – 2.5%
78,825	BroadSoft, Inc.(b)	3,180,589
131,575	Verint Systems, Inc.(b)	4,391,973

		7,572,562

	Specialty Retail – 0.6%
32,625	Group 1 Automotive, Inc.	1,914,761

	Trading Companies & Distributors – 1.1%
60,500	WESCO International, Inc.(b)	3,307,535

	Total Common Stocks (Identified Cost $244,223,659)	269,112,369

Exchange-Traded Funds – 3.5%
111,425	iShares® Russell 2000 Value Index ETF (Identified Cost $9,885,669)	10,385,924

Investment Companies – 1.2%
239,875	TCP Capital Corp. (Identified Cost $3,875,300)	3,576,536

Principal Amount
Short-Term Investments – 7.3%
$21,986,742	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $21,986,760 on 4/01/2016 collateralized by $22,070,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $22,428,638 including accrued interest(c) (Identified Cost $21,986,742)	21,986,742

Total Investments – 101.5% (Identified Cost $279,971,370)(a)	305,061,571
Other assets less liabilities – (1.5)%	(4,565,310)

Net Assets – 100.0%	$300,496,261

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2016, the net unrealized appreciation on investments based on a cost of $279,971,370 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$33,684,699
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,594,498)

Net unrealized appreciation	$25,090,201

At December 31, 2015, late-year ordinary and post-October capital loss deferrals were $1,710,621. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$269,112,369	$—	$—	$269,112,369
Exchange-Traded Funds	10,385,924	—	—	10,385,924
Investment Companies	3,576,536	—	—	3,576,536
Short-Term Investments	—	21,986,742	—	21,986,742

Total	$283,074,829	$21,986,742	$—	$305,061,571

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2016 (Unaudited)

Banks	11.1%
Insurance	11.0
IT Services	7.2
Containers & Packaging	5.4
Multi-Utilities	5.0
Life Sciences Tools & Services	4.8
Health Care Providers & Services	4.7
Commercial Services & Supplies	4.4
Professional Services	4.3
Exchange-Traded Funds	3.5
Energy Equipment & Services	2.7
Machinery	2.7
Software	2.5
Electrical Equipment	2.3
Household Durables	2.2
Metals & Mining	2.0
Other Investments, less than 2% each	18.4
Short-Term Investments	7.3

Total Investments	101.5
Other assets less liabilities	(1.5)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 23, 2016

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 23, 2016